Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Consolidating Financial Statements [Abstract]
Condensed Balance Sheet
Condensed Consolidating Balance Sheets
As of December 31, 2015
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Current assets:
Cash and cash equivalents	$1	$—	$626	$—	$627
Intercompany receivable	3,176	—	—	(3,176)	—
Margin deposits and guaranty funds	—	—	51,169	—	51,169
Notes receivable from affiliate, current	—	705	77	(782)	—
Other current assets	5	—	1,512	—	1,517
Total current assets	3,182	705	53,384	(3,958)	53,313
Property and equipment, net	—	—	1,037	—	1,037
Other non-current assets:
Goodwill and other intangible assets, net	—	—	22,837	—	22,837
Investment in subsidiaries	21,120	9,840	—	(30,960)	—
Notes receivable from affiliate, non-current	—	3,128	3,370	(6,498)	—
Other non-current assets	20	10	770	—	800
Total other non-current assets	21,140	12,978	26,977	(37,458)	23,637
Total assets	$24,322	$13,683	$81,398	$(41,416)	$77,987

Current liabilities:
Short-term debt	$2,591	$—	$—	$—	$2,591
Margin deposits and guaranty funds	—	—	51,169	—	51,169
Intercompany payable	—	1,784	1,392	(3,176)	—
Notes payable to affiliates, current	358	—	424	(782)	—
Other current liabilities	36	—	947	—	983
Total current liabilities	2,985	1,784	53,932	(3,958)	54,743
Non-current liabilities:
Long-term debt	3,865	852	—	—	4,717
Notes payable to affiliates, non-current	2,629	741	3,128	(6,498)	—
Other non-current liabilities	35	—	3,617	—	3,652
Total non-current liabilities	6,529	1,593	6,745	(6,498)	8,369
Total liabilities	9,514	3,377	60,677	(10,456)	63,112
Redeemable non-controlling interest	—	—	35	—	35

Equity:
Total shareholders' equity	14,808	10,306	20,654	(30,960)	14,808
Non-controlling interest in consolidated subsidiaries	—	—	32	—	32
Total equity	14,808	10,306	20,686	(30,960)	14,840
Total liabilities and equity	$24,322	$13,683	$81,398	$(41,416)	$77,987

Intercontinental Exchange, Inc.
Condensed Consolidating Balance Sheets
As of December 31, 2014
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Current assets:
Cash and cash equivalents	$6	$5	$641	$—	$652
Intercompany receivable	2,793	—	529	(3,322)	—
Margin deposits and guaranty funds	—	—	47,458	—	47,458
Notes receivable from affiliate, current	—	313	31	(344)	—
Other current assets	60	1,173	949	(60)	2,122
Total current assets	2,859	1,491	49,608	(3,726)	50,232
Property and equipment, net	—	—	874	—	874
Other non-current assets:
Goodwill and other intangible assets, net	—	—	16,315	—	16,315
Investment in subsidiaries	13,682	9,572	—	(23,254)	—
Notes receivable from affiliate, non-current	—	2,790	1,516	(4,306)	—
Other non-current assets	13	11	809	—	833
Total other non-current assets	13,695	12,373	18,640	(27,560)	17,148
Total assets	$16,554	$13,864	$69,122	$(31,286)	$68,254

Current liabilities:
Short-term debt	$905	$1,137	$—	$—	$2,042
Margin deposits and guaranty funds	—	—	47,458	—	47,458
Intercompany payable	—	1,933	1,389	(3,322)	—
Notes payable to affiliates, current	344	—	—	(344)	—
Other current liabilities	30	—	966	(60)	936
Total current liabilities	1,279	3,070	49,813	(3,726)	50,436
Non-current liabilities:
Long-term debt	1,382	853	—	—	2,235
Notes payable to affiliates, non-current	1,516	—	2,790	(4,306)	—
Other non-current liabilities	17	—	3,009	—	3,026
Total non-current liabilities	2,915	853	5,799	(4,306)	5,261
Total liabilities	4,194	3,923	55,612	(8,032)	55,697
Redeemable non-controlling interest	—	—	165	—	165

Equity:
Total shareholders' equity	12,360	9,941	13,313	(23,254)	12,360
Non-controlling interest in consolidated subsidiaries	—	—	32	—	32
Total equity	12,360	9,941	13,345	(23,254)	12,392
Total liabilities and equity	$16,554	$13,864	$69,122	$(31,286)	$68,254

Condensed Income Statement

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Income
Year Ended December 31, 2014
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Revenues:
Transaction and clearing fees, net	$—	$—	$3,144	$—	$3,144
Data services fees	—	—	691	—	691
Listing fees and other revenues	—	—	517	—	517
Total revenues	—	—	4,352	—	4,352
Transaction-based expenses	—	—	1,260	—	1,260
Total revenues, less transaction-based expenses	—	—	3,092	—	3,092
Operating expenses:
Compensation and benefits	1	—	591	—	592
Technology and communication	—	—	188	—	188
Acquisition-related transaction and integration costs	—	12	117	—	129
Selling, general, administrative and other	1	—	401	—	402
Depreciation and amortization	—	—	333	—	333
Total operating expenses	2	12	1,630	—	1,644
Operating income (loss)	(2)	(12)	1,462	—	1,448
Total other income (expense), net	(17)	(45)	21	—	(41)
Income (loss) from continuing operations before income taxes	(19)	(57)	1,483	—	1,407
Income tax expense (benefit)	(2)	—	404	—	402
Equity earnings from subsidiaries	998	535	—	(1,533)	—
Income (loss) from continuing operations	981	478	1,079	(1,533)	1,005
Income from discontinued operations, net of tax	—	—	11	—	11
Net income	$981	$478	$1,090	$(1,533)	$1,016
Net income attributable to non-controlling interest	—	—	(35)	—	(35)
Net income attributable to ICE	$981	$478	$1,055	$(1,533)	$981

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Income
Year Ended December 31, 2013
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Revenues:
Transaction and clearing fees, net	$—	$—	$1,393	$—	$1,393
Data services fees	—	—	246	—	246
Listing fees and other revenues	—	—	91	—	91
Total revenues	—	—	1,730	—	1,730
Transaction-based expenses	—	—	132	—	132
Total revenues, less transaction-based expenses	—	—	1,598	—	1,598
Operating expenses:
Compensation and benefits	—	—	302	—	302
Technology and communication	—	—	63	—	63
Acquisition-related transaction and integration costs	—	—	143	—	143
Selling, general, administrative and other	—	—	144	—	144
Depreciation and amortization	—	—	156	—	156
Total operating expenses	—	—	808	—	808
Operating income	—	—	790	—	790
Total other expense, net	(11)	(3)	(272)	—	(286)
Income (loss) from continuing operations before income taxes	(11)	(3)	518	—	504
Income tax expense (benefit)	(4)	—	188	—	184
Equity earnings from subsidiaries	261	(17)	—	(244)	—
Income (loss) from continuing operations	254	(20)	330	(244)	320
Loss from discontinued operations, net of tax	—	—	(50)	—	(50)
Net income (loss)	$254	$(20)	$280	$(244)	$270
Net income attributable to non-controlling interest	—	—	(16)	—	(16)
Net income (loss) attributable to ICE	$254	$(20)	$264	$(244)	$254
Condensed Consolidating Statements of Income
Year Ended December 31, 2015
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Revenues:
Transaction and clearing fees, net	$—	$—	$3,228	$—	$3,228
Data services fees	—	—	871	—	871
Listing fees and other revenues	—	—	583	—	583
Total revenues	—	—	4,682	—	4,682
Transaction-based expenses	—	—	1,344	—	1,344
Total revenues, less transaction-based expenses	—	—	3,338	—	3,338
Operating expenses:
Compensation and benefits	1	—	610	—	611
Technology and communication	—	—	203	—	203
Acquisition-related transaction and integration costs	12	—	76	—	88
Selling, general, administrative and other	1	—	311	—	312
Depreciation and amortization	—	—	374	—	374
Total operating expenses	14	—	1,574	—	1,588
Operating income (loss)	(14)	—	1,764	—	1,750
Total other expense, net	(44)	(23)	(30)	—	(97)
Income (loss) from continuing operations before income taxes	(58)	(23)	1,734	—	1,653
Income tax expense (benefit)	—	—	358	—	358
Equity earnings from subsidiaries	1,332	417	—	(1,749)	—
Net income	$1,274	$394	$1,376	$(1,749)	$1,295
Net income attributable to non-controlling interest	—	—	(21)	—	(21)
Net income attributable to ICE	$1,274	$394	$1,355	$(1,749)	1,274

Condensed Comprehensive Income Statement

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Comprehensive Income
Year Ended December 31, 2013
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Net income (loss)	$254	$(20)	$280	$(244)	$270
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	70	—	70
Change in fair value of net investment hedge	—	(19)	—	—	(19)
Change in fair value of available-for-sale securities	—	—	(67)	—	(67)
Reclassifications of losses realized on available-for-sale securities to other expense	—	—	190	—	190
Employee benefit plan adjustments	—	—	3	—	3
Total other comprehensive income (loss)	—	(19)	196	—	177
Comprehensive income of subsidiaries	411	310	—	(721)	—
Comprehensive income	665	271	476	(965)	447
Comprehensive income attributable to non-controlling interests	—	—	(16)	—	(16)
Comprehensive income attributable to ICE	$665	$271	$460	$(965)	$431

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Net income	$981	$478	$1,090	$(1,533)	$1,016
Other comprehensive income (loss):
Foreign currency translation adjustments	—	1	(131)	—	(130)
Change in fair value of net investment hedge	—	—	21	—	21
Change in fair value of available-for-sale securities	—	—	55	—	55
Employee benefit plan adjustments	—	—	(117)	—	(117)
Total other comprehensive income (loss)	—	1	(172)	—	(171)
Comprehensive income of subsidiaries	1,362	185	—	(1,547)	—
Comprehensive income	2,343	664	918	(3,080)	845
Comprehensive income attributable to non-controlling interests	—	—	(35)	—	(35)
Comprehensive income attributable to ICE	$2,343	$664	$883	$(3,080)	$810
Condensed Consolidating Statements of Comprehensive Income
Year Ended December 31, 2015
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Net income	$1,274	$394	$1,376	$(1,749)	$1,295
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	(58)	—	(58)
Change in fair value of available-for-sale securities	—	—	(81)	—	(81)
Comprehensive income from equity method investment	—	—	2	—	2
Employee benefit plan adjustments	—	—	(5)	—	(5)
Total other comprehensive loss	—	—	(142)	—	(142)
Comprehensive loss of subsidiaries	(142)	(18)	—	160	—
Comprehensive income	1,132	376	1,234	(1,589)	1,153
Comprehensive income attributable to non-controlling interests	—	—	(21)	—	(21)
Comprehensive income attributable to ICE	$1,132	$376	$1,213	$(1,589)	$1,132

Condensed Cash Flow Statement
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2015
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Net cash provided by operating activities from continuing operations	$(162)	$77	$1,518	$(122)	$1,311
Investing activities:
Increase in restricted cash	5	—	(299)	—	(294)
Cash paid for acquisitions, net of cash acquired	(3,751)	—	—	—	(3,751)
Loans to subsidiaries	(383)	(730)	(1,371)	2,484	—
Additional capital contribution to equity method investee	—	—	(60)	—	(60)
Proceeds from term deposits, net	—	1,084	—	—	1,084
Capital expenditures and capitalized software development costs	—	—	(277)	—	(277)
Net cash used in investing activities from continuing operations	(4,129)	354	(2,007)	2,484	(3,298)
Financing activities:
Proceeds from debt facilities and commercial paper, net	4,158	—	—	—	4,158
Repayments of debt facilities	—	(1,028)	—	—	(1,028)
Intercompany borrowing	1,127	592	765	(2,484)	—
Dividends to shareholders	(331)	—	—	—	(331)
Intercompany dividends	—	—	(122)	122	—
Purchase of subsidiary shares from non-controlling interest	—	—	(128)	—	(128)
Repurchases of common stock	(660)	—	—	—	(660)
Other financing activities	(8)	—	(27)	—	(35)
Net cash provided by financing activities from continuing operations	4,286	(436)	488	(2,362)	1,976
Effect of exchange rates on cash and cash equivalents	—	—	(14)	—	(14)
Net decrease in cash and cash equivalents	(5)	(5)	(15)	—	(25)
Cash and cash equivalents, beginning of year	6	5	641	—	652
Cash and cash equivalents, end of year	$1	$—	$626	$—	$627

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2014
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Net cash provided by operating activities from continuing operations	$(350)	$4,651	$(2,399)	$(439)	$1,463
Investing activities:
Increase in restricted cash	—	—	(161)	—	(161)
Cash paid for acquisitions, net of cash acquired	—	—	(577)	—	(577)
Loans to subsidiaries	—	(3,103)	(950)	4,053	—
Proceeds from IPO and sale of Euronext and sale of NYSE Technologies	—	—	2,274	—	2,274
Purchases of term deposits, net	—	(1,304)	54	—	(1,250)
Capital expenditures and capitalized software development costs	—	—	(250)	—	(250)
Net cash used in investing activities from continuing operations	—	(4,407)	390	4,053	36
Financing activities:
Repayments of debt facilities and commercial paper, net	(174)	—	(378)	—	(552)
Intercompany borrowing	1,502	(239)	2,790	(4,053)	—
Dividends to shareholders	(299)	—	—	—	(299)
Intercompany dividends	—	—	(439)	439	—
Purchase of subsidiary shares from non-controlling interest	—	—	(129)	—	(129)
Repurchases of common stock	(645)	—	—	—	(645)
Other financing activities	(30)	—	(18)	—	(48)
Net cash used in financing activities from continuing operations	354	(239)	1,826	(3,614)	(1,673)
Cash and cash equivalents from discontinued operations	—	—	(114)	—	(114)
Effect of exchange rates on cash and cash equivalents	—	—	(21)	—	(21)
Net increase (decrease) in cash and cash equivalents	4	5	(318)	—	(309)
Cash and cash equivalents, beginning of year	2	—	959	—	961
Cash and cash equivalents, end of year	$6	$5	$641	$—	$652

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2013
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Net cash provided by operating activities from continuing operations	$65	$111	$820	$(282)	$714
Investing activities:
Increase in restricted cash	—	—	(75)	—	(75)
Cash paid for acquisitions, net of cash acquired	(2,742)	—	501	—	(2,241)
Loans to subsidiaries	—	—	(597)	597	—
Purchases of available for sale investments, net	—	—	(26)	—	(26)
Capital expenditures and capitalized software development costs	—	—	(179)	—	(179)
Net cash used in investing activities from continuing operations	(2,742)	—	(376)	597	(2,521)
Financing activities:
Proceeds from debt facilities and commercial paper, net	2,473	—	1,360	—	3,833
Repayments of debt facilities	(13)	(350)	(2,101)	—	(2,464)
Intercompany borrowing	358	239	—	(597)	—
Dividends to shareholders	(75)	—	—	—	(75)
Intercompany dividends	—	—	(282)	282	—
Purchase of subsidiary shares from non-recurring interest	—	—	(40)	—	(40)
Other financing activities	(64)	—	(71)	—	(135)
Net cash provided by financing activities from continuing operations	2,679	(111)	(1,134)	(315)	1,119
Cash and cash equivalents from discontinued operations	—	—	19	—	19
Effect of exchange rates on cash and cash equivalents	—	—	18	—	18
Net increase (decrease) in cash and cash equivalents	2	—	(653)	—	(651)
Cash and cash equivalents, beginning of year	—	—	1,612	—	1,612
Cash and cash equivalents, end of year	$2	$—	$959	$—	$961